Equity (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Mar. 31, 2024 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs granted but not vested, Beginning balance	38,793
RSUs granted	62,600
Total fair market value of RSUs issued as compensation, RSUs granted | $	$ 50,302 [1]
RSUs forfeited	0
RSUs vested	(82,493)
RSUs granted but not vested, Ending balance	18,900

[1]	The total fair value was based on the current stock price on the grant date.